AB Core Opportunities Fund, Inc.

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Health Care – 22.4%
Biotechnology – 5.9%
Genmab A/S (Sponsored ADR)(a)	63,744	$2,440,758
Regeneron Pharmaceuticals, Inc.(a)	3,879	3,205,955
Vertex Pharmaceuticals, Inc.(a)	12,752	4,442,031

		10,088,744

Health Care Equipment & Supplies – 1.9%
IDEXX Laboratories, Inc.(a)	6,411	3,278,649

Health Care Providers & Services – 7.7%
Cencora, Inc.	16,130	2,838,557
Elevance Health, Inc.	8,900	3,933,889
UnitedHealth Group, Inc.	13,344	6,359,484

		13,131,930

Health Care Technology – 1.5%
Veeva Systems, Inc. - Class A(a)	12,287	2,564,297

Life Sciences Tools & Services – 0.4%
Waters Corp.(a)	2,292	643,594

Pharmaceuticals – 5.0%
Eli Lilly & Co.	6,676	3,699,839
Roche Holding AG (Sponsored ADR)	133,343	4,884,354

		8,584,193

		38,291,407

Information Technology – 21.3%
Communications Equipment – 4.3%
Arista Networks, Inc.(a)	14,416	2,814,436
Cisco Systems, Inc.	42,003	2,408,872
Motorola Solutions, Inc.	7,301	2,070,344

		7,293,652

Semiconductors & Semiconductor Equipment – 4.3%
Broadcom, Inc.	1,710	1,578,142
NVIDIA Corp.	5,320	2,625,686
QUALCOMM, Inc.	22,685	2,598,113
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	6,649	622,147

		7,424,088

Software – 12.7%
Adobe, Inc.(a)	5,117	2,862,143
Cadence Design Systems, Inc.(a)	5,629	1,353,437
Fortinet, Inc.(a)	48,474	2,918,619
Manhattan Associates, Inc.(a)	4,514	914,627
Microsoft Corp.	26,329	8,629,593
Roper Technologies, Inc.	7,116	3,551,311
Synopsys, Inc.(a)	3,057	1,402,827

		21,632,557

		36,350,297

Company	Shares	U.S. $ Value

Industrials – 14.8%
Aerospace & Defense – 1.8%
RTX Corp.	23,367	$2,010,497
Textron, Inc.	12,889	1,001,604

		3,012,101

Building Products – 1.6%
Builders FirstSource, Inc.(a)	8,830	1,280,703
Otis Worldwide Corp.	17,640	1,509,102

		2,789,805

Commercial Services & Supplies – 1.6%
Copart, Inc.(a)	62,324	2,793,985

Electrical Equipment – 3.7%
Emerson Electric Co.	31,696	3,114,132
nVent Electric PLC	55,016	3,110,605

		6,224,737

Machinery – 2.6%
Dover Corp.	10,600	1,571,980
PACCAR, Inc.	27,465	2,260,095
Westinghouse Air Brake Technologies Corp.	5,732	644,964

		4,477,039

Professional Services – 2.3%
Paycom Software, Inc.	8,140	2,399,997
Verisk Analytics, Inc.	6,580	1,593,808

		3,993,805

Trading Companies & Distributors – 1.2%
Ferguson PLC	12,560	2,029,194

		25,320,666

Financials – 13.6%
Banks – 2.7%
JPMorgan Chase & Co.	31,918	4,670,561

Capital Markets – 1.6%
Houlihan Lokey, Inc.	12,606	1,327,916
MSCI, Inc.	2,481	1,348,721

		2,676,637

Financial Services – 8.4%
Berkshire Hathaway, Inc. - Class B(a)	15,768	5,679,634
Fiserv, Inc.(a)	23,670	2,873,301
Visa, Inc. - Class A	23,803	5,847,921

		14,400,856

Company	Shares	U.S. $ Value

Insurance – 0.9%
Axis Capital Holdings Ltd.	29,075	$1,595,055

		23,343,109

Consumer Discretionary – 6.3%
Broadline Retail – 2.4%
Amazon.com, Inc.(a)	30,300	4,181,703

Distributors – 0.9%
LKQ Corp.	28,770	1,511,288

Household Durables – 0.9%
NVR, Inc.(a)	245	1,562,446

Specialty Retail – 1.7%
Ross Stores, Inc.	12,420	1,512,880
Tractor Supply Co.	6,101	1,333,069

		2,845,949

Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. - Class B	6,220	632,636

		10,734,022

Consumer Staples – 5.8%
Beverages – 2.3%
Monster Beverage Corp.(a)	69,673	3,999,927

Tobacco – 3.5%
Philip Morris International, Inc.	61,651	5,922,195

		9,922,122

Communication Services – 5.5%
Diversified Telecommunication Services – 0.9%
Comcast Corp. - Class A	32,169	1,504,223

Entertainment – 1.4%
Netflix, Inc.(a)	5,640	2,445,955

Interactive Media & Services – 3.2%
Alphabet, Inc. - Class C(a)	39,869	5,476,007

		9,426,185

Energy – 4.0%
Energy Equipment & Services – 0.6%
ChampionX Corp.	29,990	1,082,339

Oil, Gas & Consumable Fuels – 3.4%
ConocoPhillips	12,730	1,515,252
EOG Resources, Inc.	11,808	1,518,745
Phillips 66	23,931	2,731,963

		5,765,960

		6,848,299

Real Estate – 2.5%
Specialized REITs – 2.5%
Weyerhaeuser Co.	128,956	4,223,309

Company	Shares	U.S. $ Value

Materials – 0.9%
Chemicals – 0.9%
LyondellBasell Industries NV - Class A	15,180	$1,499,328

Total Common Stocks (cost $130,022,723)		165,958,744

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(b) (c) (d) (cost $5,749,943)	5,749,943	5,749,943

Total Investments – 100.5% (cost $135,772,666)(e)		171,708,687
Other assets less liabilities – (0.5)%		(905,790)

Net Assets – 100.0%		$170,802,897

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,132,125 and gross unrealized depreciation of investments was $(1,196,104), resulting in net unrealized appreciation of $35,936,021.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Core Opportunities Fund, Inc.

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$165,958,744	$—	$—	$165,958,744
Short-Term Investments	5,749,943	—	—	5,749,943

Total Investments in Securities	171,708,687	—	—	171,708,687
Other Financial Instruments(b)	—	—	—	—

Total	$171,708,687	$—	$—	$171,708,687

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,882	$57,021	$61,153	$5,750	$236